Asset transfers (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Bank
Asset transfers
Asset that entity continue to recognise	£ 8,915	£ 8,879
Associated liability that entity continue to recognise	8,904	8,866
Bank | Securitisations | UK mortgages
Asset transfers
Asset that entity continue to recognise		1,255
Bank | Covered Bond Programme | UK mortgages
Asset transfers
Asset that entity continue to recognise	8,915	7,624
RBS Group
Asset transfers
Associated liability that entity continue to recognise	£ 0	2,891
Debt securities | Securities repurchase agreements or securities lending transactions
Asset transfers
Fair value of transferred financial asset not derecognised		£ 2,900